STOCK-BASED COMPENSATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation costs		$ 3.4	$ 2.8	$ 2.3
Compensation cost related to non-vested awards not yet recognized		$ 18.1
Weighted average remaining period over which cost to be recognized		1 year 10 months 24 days
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of options vested		$ 4.8	5.0	7.4
Restricted Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Restricted Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		4 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of options vested		$ 4.9	1.9	$ 1.4
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		4 years
PBRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative performance target, decrease, percentage	30.00%
PBRSUs | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout ranges of target awards, percentage		0.00%
PBRSUs | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout ranges of target awards, percentage		150.00%
MBRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout ranges of target awards, percentage		100.00%
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of options vested			$ 0.1
Stock option granted, contractual term		ten years
Weighted average grant-date fair value of options granted (in dollars per share)			$ 4.65	$ 4.01
Options exercised (in shares)		0	0	0
Options vested in the period (in shares)		0		0
Stock Compensation Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized and available for issuance (in shares)		900,000